Correction of errors (Details Narrative)	12 Months Ended
Dec. 31, 2018
Correction Of Errors Details Narrative Abstract
Description for accounting errors identified by management	The Group had over accrued certain interest expenses of RMB4,349,000 which should have been recorded in the year of 2018. This error understated the net profit of RMB4,349,000 in 2017, overstated other payable of RMB3,618,000 and overstated interest payable of RMB731,000 as of December 31, 2017. (2) There was a total of RMB14,604,000 payable for expenses related to the reverse merger and equity transaction should have been accrued for as of December 31, 2017. RMB8,175,000 was determined to be related to the reverse merger while RMB6,429,000 was determined to be related to the equity transaction. These errors caused an overstatement of net profit in the amount of RMB8,175,000, understatement of other payable of RMB14,604,000 and overstatement of shareholders’ equity of RMB6,429,000 (or RMB5,143,000 after accounted for non-controlling interests). (3) Income tax impact for the errors stated in 1 and 2 above totaled RMB269,000 which understated the net profit for the year ended December 31, 2017. (4) The Group overstated deferred tax assets of RMB645,000 of December 31, 2017. As a result, such deferred tax asset was being reversed. This error overstated net profit by RMB645,000 for the year ended December 31, 2017. (5) The Group incorrectly computed earnings per share using net profit, instead of using net profit attributable to equity holders of the Company. Basic and diluted earnings per share impact for errors stated in 1, 2, 3, 4 and 5 was RMB0.04 per share. (6) The Group incorrectly classified a deposit of RMB14,928,000 to purchase certain floors of an office building as prepaid expenses – current. Due to non-current nature of property and equipment to be acquired, such deposit should be classified as non-current as of December 31, 2017. (7) The Group incorrectly accrued the statutory reserve and general risk reserve in accordance with the PRC regulatory requirements. As a result, under the equity section, the statutory reserve was understated by RMB7,017,000 (or RMB5,614,000 after accounted for non-controlling interests), general risk reserve was understated by RMB4,908,000 (or RMB3,926,000 after accounted for non-controlling interests) and retained earnings were overstated by RMB11,925,000 (or RMB9,540,000 after accounted for non-controlling interests). (8) The Group classified loan receivables in cash flow from investing activities as originated loan disbursement and repayments of loans from customers. However, since the Group’s principal business activities is to provide loan to customers to earn interest income, such activities should be considered as operating activities. As a result, cash flows generated by operating activities was overstated by RMB121,040,000 and RMB213,138,000 for the year ended December 31, 2017 and 2016, respectively. While cash flows used in investing activities was overstated by RMB121,040,000 and RMB213,138,000 for the year ended December 31, 2017 and 2016, respectively. (9) The Group understated proceeds received from shareholders’ loans by RMB38,600,000 and repayment of shareholders’ loans by RMB38,600,000 for the year ended December 31, 2017. The net result of both items was nil. There was no impact to the net cash generated by financing activities. (10) The Group understated proceeds received from shareholders’ loans by RMB48,000,000 and repayments of shareholders’ loans by RMB58,000,000 for the year ended December 31, 2016. There was no impact to the net cash generated by financing activities